Investments in associates and joint arrangements (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	May 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Apr. 01, 2018
Investment in associates and joint arrangements
Investment in joint ventures		€ 1,841	€ 3,399
Investment in associates		396	553
Total investments in associates and joint arrangements		2,237	3,952	€ 3,682
Vodafone Idea Limited
Investment in associates and joint arrangements
Carrying value up to which losses has restricted		€ 0
Investment in joint ventures via rights issue	€ 1,410
Investment in joint ventures			€ 1,392
Indus Towers Limited
Investment in associates and joint arrangements
Proportion of stake (as a percentage)		42.00%
Impairment loss		€ 600